UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4563

                    OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

           Date of reporting period: OCTOBER 1, 2004 - MARCH 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                           50.0%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                          13.6
--------------------------------------------------------------------------------
U.S. Treasury                                                             13.5
--------------------------------------------------------------------------------
Federal Home Loan Bank                                                     4.6
--------------------------------------------------------------------------------
Tennessee Valley Authority                                                 1.4

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on total investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

  Treasury         13.5%

  Agency           36.4

  AAA              46.6

  Not Rated         3.5


Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are subject to change, and based on total investments. While the Fund seeks to maintain an average effective maturity of 3-years, the Fund may invest in securities of any maturity, including those issued by federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. Government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/10/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%. The Fund's maximum sales charge for Class A shares was lower prior to 2/23/94, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                  10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING        ENDING         EXPENSES
                            ACCOUNT          ACCOUNT        PAID DURING
                            VALUE            VALUE          6 MONTHS ENDED
                            (10/1/04)        (3/31/05)      MARCH 31, 2005
--------------------------------------------------------------------------------
Class A Actual              $ 1,000.00       $ 1,002.80     $  3.50
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,021.44        3.53
--------------------------------------------------------------------------------
Class B Actual                1,000.00           999.00        7.25
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,017.70        7.32
--------------------------------------------------------------------------------
Class C Actual                1,000.00           999.00        7.25
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,017.70        7.32
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,001.50        4.75
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,020.19        4.80
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,003.00        2.20
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,022.74        2.22

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2005 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.70%
------------------------
Class B        1.45
------------------------
Class C        1.45
------------------------
Class N        0.95
------------------------
Class Y        0.44

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                  13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  March 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL                  VALUE
                                                                                               AMOUNT             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--11.0%
----------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 2.91%, 4/20/08 1,2                                            $     2,750,000        $     2,750,000
----------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                      8,718,874              8,696,356
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                     10,710,000             10,697,009
----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                      10,070,000              9,909,388
----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                      1,379,138              1,376,533
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                                    4,865,868              4,837,450
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                                                    3,327,000              3,327,000
----------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                        637,872                636,939
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                    1,880,000              1,868,459
Series 2004-1, Cl. 2A1, 2.96%, 9/25/21 2                                                    2,158,879              2,160,229
----------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                       2,306,232              2,317,612
Series 2004-A, Cl. A2, 1.45%, 10/15/06                                                      7,131,510              7,114,349
----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                     11,030,000             11,054,437
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                       8,252,748              8,246,025
----------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                      1,740,000              1,722,724
----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2003-B, Cl. A3A, 1.89%, 1/15/07                                                      6,486,988              6,455,265
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                     17,245,277             17,188,744
----------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2003-4, Cl. A2, 1.58%, 7/17/06                                         12,115,621             12,095,564
----------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series 2003-2,
Cl. A2, 1.56%, 12/18/06                                                                     2,698,310              2,695,924
----------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                      3,714,250              3,712,264
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                       3,785,410              3,783,966
----------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                       5,788,894              5,772,726
----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-C, Cl. A3, 2.60%, 8/15/06                                                         729,987                729,914
Series 2003-C, Cl. A2, 1.62%, 4/17/06                                                       5,842,899              5,840,116
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                       6,451,531              6,430,353
----------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3%, 11/25/34 1,2                                                     3,854,328              3,857,347


                  14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                            PRINCIPAL                  VALUE
                                                                                               AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35                                 $     1,880,000        $     1,859,517
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations, Mtg.
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                        16,604,968             16,741,604
----------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                      1,739,207              1,739,125
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                      13,691,741             13,660,195
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                      10,600,000             10,572,400
----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                      10,380,000             10,322,423
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                       7,893,000              7,884,104
----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                                         5,629,527              5,622,183
----------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                                                      7,630,000              7,597,001
----------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                                       5,056,492              5,054,622
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                      1,659,957              1,658,746
                                                                                                             ---------------
Total Asset-Backed Securities (Cost $228,883,452)                                                                227,988,613

----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--54.9%
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--47.9%
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--46.9%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                          23,363,953             24,670,862
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 10/1/22-10/1/34                                                                        47,164,346             48,474,987
7%, 6/1/28-4/1/32                                                                           4,801,540              5,062,567
7%, 6/1/35 3                                                                               20,172,000             21,231,030
7.50%, 2/1/32                                                                                 663,148                709,648
8%, 4/1/16                                                                                  5,722,550              6,043,791
8.50%, 3/1/31                                                                               1,124,075              1,224,704
9%, 8/1/22-5/1/25                                                                           1,452,860              1,584,902
9.25%, 11/1/08                                                                                 14,215                 14,616
10%, 12/25/10-8/1/21                                                                          545,580                597,117
11%, 11/1/20                                                                                  320,843                355,149
11.50%, 2/1/16-6/1/20                                                                         103,255                114,356
11.75%, 1/1/16-4/1/19                                                                         148,173                163,388
12%, 6/1/15                                                                                   152,239                168,879
12.50%, 7/1/19                                                                                281,288                313,876
13%, 8/1/15                                                                                   311,361                348,936
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Series 2196, Cl. GB, 8%, 3/15/30                                                            1,627,159              1,749,380
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                       166,883                166,866


                  15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL                  VALUE
                                                                                               AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                    $     2,205,155        $     2,215,919
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                         6,886,749              7,140,832
Series 2080, Cl. Z, 6.50%, 8/15/28                                                          4,441,558              4,595,927
Series 2387, Cl. PD, 6%, 4/15/30                                                            1,902,482              1,952,787
Series 2410, Cl. NE, 6.50%, 9/15/30                                                         1,454,221              1,468,635
Series 2466, Cl. PD, 6.50%, 4/15/30                                                           831,520                832,293
Series 2498, Cl. PC, 5.50%, 10/15/14                                                        1,051,098              1,058,526
Series 2500, Cl. FD, 3.31%, 3/15/32 2                                                       3,869,155              3,885,079
Series 2526, Cl. FE, 3.21%, 6/15/29 2                                                       4,949,022              4,976,450
Series 2551, Cl. FD, 3.21%, 1/15/33 2                                                       3,954,502              3,986,568
Series 2583, Cl. KA, 5.50%, 3/15/22                                                           974,686                986,500
Series 2583, Cl. PA, 5.50%, 3/15/22                                                        11,628,201             11,769,146
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 4.14%, 7/1/26 4                                                          8,996,944              1,832,857
Series 192, Cl. IO, 10.937%, 2/1/28 4                                                       1,998,997                403,461
Series 200, Cl. IO, 10.725%, 1/1/29 4                                                       2,438,392                508,176
Series 205, Cl. IO, 5.337%, 9/1/29 4                                                       13,510,807              2,598,465
Series 206, Cl. IO, (12.11)%, 12/1/29 4                                                       644,367                127,985
Series 2074, Cl. S, 15.01%, 7/17/28 4                                                       2,544,693                318,370
Series 2079, Cl. S, 14.954%, 7/17/28 4                                                      3,984,022                485,196
Series 2526, Cl. SE, 20.651%, 6/15/29 4                                                     6,837,677                608,892
Series 2796, Cl. SD, 21.186%, 7/15/26 4                                                     1,286,918                113,418
Series 2819, Cl. S, 14.399%, 6/15/34 4                                                     61,165,549              5,233,349
Series 2920, Cl. S, 30.867%, 1/15/35 4                                                     34,021,606              1,898,406
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp./Government National Mortgage
Assn., Gtd. Multiclass Mtg. Participation Certificates, Series 28, Cl. PG,
6.875%, 2/25/23                                                                             1,273,698              1,275,588
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 2/1/18-4/1/35 3                                                                       133,602,960            132,881,710
5.50%, 3/1/33-1/1/34                                                                       58,189,277             58,400,137
5.50%, 4/1/20-4/1/35 3                                                                    149,605,000            150,955,428
5.863%, 1/1/12                                                                             16,195,167             17,017,305
6%, 8/1/24-9/1/24                                                                          10,992,264             11,310,514
6%, 4/1/20-4/1/35 3                                                                       134,277,000            137,652,177
6.50%, 1/1/29-10/1/30                                                                       8,635,814              8,995,878
6.50%, 4/1/35 3                                                                           152,750,000            158,525,783
7%, 7/1/13-7/1/34                                                                          10,015,706             10,524,011
7%, 4/1/35 3                                                                               12,116,000             12,767,235
7.50%, 2/1/27-1/1/30                                                                        5,202,996              5,585,813
8%, 6/1/17-1/1/23                                                                              25,366                 27,478
8.50%, 7/1/32                                                                                 802,332                871,312
9%, 8/1/19                                                                                     32,791                 35,924
9.50%, 11/1/21                                                                                 28,897                 31,785
10.50%, 12/1/14                                                                               241,342                262,103
11%, 11/1/15-7/20/19                                                                        2,030,790              2,245,077
11.25%, 6/1/14-2/15/16                                                                        418,327                463,807


                  16 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND


                                                                                            PRINCIPAL                  VALUE
                                                                                               AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
11.50%, 7/15/19-11/17/20                                                              $       936,573        $     1,043,253
11.75%, 7/1/11-8/1/13                                                                          45,210                 50,050
12%, 1/1/16-8/1/16                                                                            846,059                937,996
12.50%, 8/1/15-12/1/15                                                                        302,970                339,529
13%, 8/15/15-8/1/26                                                                           601,063                676,084
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                                         10,125,000             10,813,961
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                                           178,301                191,768
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                                         167,143                179,167
Trust 1992-34, Cl. G, 8%, 3/25/22                                                             282,857                291,044
Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                                         477,316                477,958
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                          4,371,769              4,456,513
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                          3,400,297              3,439,639
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          1,435,355              1,454,885
Trust 2002-52, Cl. FD, 3.15%, 9/25/32 2                                                     4,899,945              4,922,563
Trust 2002-77, Cl. WF, 3.234%, 12/18/32 2                                                   6,244,602              6,287,126
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                       5,709,269              5,711,858
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                         12,330,000             12,198,985
Trust 2003-21, Cl. FK, 3.05%, 3/25/33 2                                                       532,834                536,516
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                          1,691,540              1,692,520
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                         8,529,000              8,466,276
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T4, Cl. IO, (1.036)%, 7/25/41 1,4                                               12,438,678                456,606
Trust 2002-28, Cl. SA, 15.654%, 4/25/32 4                                                   3,583,080                310,288
Trust 2002-38, Cl. SO, 15.955%, 4/25/32 4                                                   5,316,125                330,510
Trust 2002-39, Cl. SD, 7.63%, 3/18/32 4                                                     5,704,386                506,494
Trust 2002-48, Cl. S, 14.361%, 7/25/32 4                                                    5,942,200                543,030
Trust 2002-52, Cl. SL, 14.402%, 9/25/32 4                                                   3,741,546                343,019
Trust 2002-53, Cl. SK, 7.796%, 4/25/32 4                                                    3,328,394                337,648
Trust 2002-56, Cl. SN, 16.528%, 7/25/32 4                                                   8,070,514                747,032
Trust 2002-77, Cl. IS, 13.641%, 12/18/32 4                                                  7,609,276                708,207
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, 2.55%, 5/1/23 4                                                           4,416,602                861,046
Trust 240, Cl. 2, 7.96%, 9/1/23 4                                                           7,115,835              1,468,000
Trust 294, Cl. 2, 8.253%, 2/1/28 4                                                          3,286,603                712,111
Trust 301, Cl. 2, 1.893%, 4/1/29 4                                                          6,659,328              1,408,215
Trust 321, Cl. 2, 3.31%, 3/1/32 4                                                          16,849,970              3,874,024
Trust 324, Cl. 2, (2.77)%, 6/1/32 4                                                        23,354,718              5,172,407
Trust 329, Cl. 2, 7.277%, 1/1/33 4                                                          2,958,061                706,551
Trust 333, Cl. 2, 8.28%, 3/1/33 4                                                          12,209,282              2,945,875
Trust 338, Cl. 2, 8.343%, 6/1/33 4                                                         10,446,470              2,518,453
Trust 2001-63, Cl. SD, 18.777%, 12/18/31 4                                                  5,555,403                540,982
Trust 2001-68, Cl. SC, 18.639%, 11/25/31 4                                                  5,311,696                538,988


                  17 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL                  VALUE
                                                                                               AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2001-81, Cl. S, 17.217%, 1/25/32 4                                              $     4,523,193        $       417,170
Trust 2002-9, Cl. MS, 14.197%, 3/25/32 4                                                    6,684,287                641,740
Trust 2002-52, Cl. SD, 7.319%, 9/25/32 4                                                    4,899,945                440,769
Trust 2002-77, Cl. SH, 22.769%, 12/18/32 4                                                  5,389,878                527,978
Trust 2005-40, Cl. SA, 0%, 5/25/35 3,4                                                     19,373,000              1,129,083
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security,
Trust G, Cl. 2, 11.50%, 3/1/09                                                                190,306                205,958
                                                                                                             ---------------
                                                                                                                 974,381,231

----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.0%
Government National Mortgage Assn.:
6.50%, 1/15/24                                                                                541,629                568,639
7%, 1/15/09-1/20/30                                                                         4,611,000              4,879,819
7.50%, 1/15/28-8/15/28                                                                      1,829,191              1,964,403
8%, 9/15/07-10/15/28                                                                          530,426                571,303
8.50%, 8/15/17-9/15/21                                                                      2,080,853              2,265,411
9.50%, 9/15/17                                                                                  7,163                  7,936
10.50%, 2/15/16-7/15/21                                                                       272,505                308,899
11%, 10/20/19                                                                                 421,961                466,869
11.50%, 1/15/13-7/15/19                                                                       108,384                120,656
13%, 2/15/11-9/15/14                                                                           12,901                 14,578
----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Commercial Mtg. Obligations,
Trust 2002-9, Cl. A, 4.691%, 6/16/16                                                        7,134,897              7,171,041
----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 12.155%, 3/16/28 4                                                   4,810,926                541,467
Series 1998-19, Cl. SB, 13.754%, 7/16/28 4                                                  8,070,178                996,688
Series 2001-21, Cl. SB, 12.767%, 1/16/27 4                                                  9,101,244                765,365
                                                                                                             ---------------
                                                                                                                  20,643,074

----------------------------------------------------------------------------------------------------------------------------
PRIVATE--7.0%
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--6.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                     4,500,000              4,402,130
----------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                     8,018,964              8,024,987
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                     11,428,081             11,749,496
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                      3,680,000              3,683,776
----------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                                     7,410,000              7,811,174


                  18 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                            PRINCIPAL                  VALUE
                                                                                               AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                               $     6,670,000        $     6,617,002
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                                     3,100,000              3,045,174
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                       4,960,000              4,866,959
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                          4,884,448              5,114,652
----------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                         6,190,000              6,098,600
----------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                    5,743,975              5,588,896
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                    4,235,000              4,229,336
----------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                          14,813,469             15,156,870
----------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                       7,900,000              8,373,246
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                                    9,400,000              9,274,037
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                                   10,760,000             10,782,277
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.545%, 1/25/35 2                                                 10,160,636             10,170,580
Series 2004-W, Cl. A2, 4.623%, 11/25/34 2                                                   6,781,208              6,778,411
                                                                                                             ---------------
                                                                                                                 131,767,603

----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.6%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                    12,081,399             12,334,061
                                                                                                             ---------------
Total Mortgage-Backed Obligations (Cost $1,142,912,708)                                                        1,139,125,969

----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--60.9%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts.:
3.58%, 1/31/07 5                                                                           36,630,000             34,060,076
3.69%, 10/5/07 5                                                                           69,495,000             62,658,638
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
2.75%, 11/15/06                                                                            52,400,000             51,474,144
Series 1Y06, 2.375%, 2/15/06                                                               75,000,000             74,192,550
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                            57,595,000             57,423,194
4.875%, 3/15/07 6                                                                         125,500,000            127,673,409
6.625%, 9/15/09                                                                            33,570,000             36,520,971


                  19 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL                  VALUE
                                                                                               AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                                        $    26,700,000        $    26,649,964
2.20%, 12/4/06                                                                             81,700,000             79,439,443
3.01%, 6/2/06                                                                              26,030,000             25,742,941
3.625%, 3/15/07                                                                            77,000,000             76,513,437
5.50%, 2/15/06                                                                            135,715,000            137,859,161
6%, 5/15/08                                                                                15,060,000             15,834,611
6.625%, 9/15/09                                                                            22,885,000             24,887,071
7.25%, 1/15/10                                                                             25,050,000             27,994,828
----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                           18,205,000             18,896,936
Series A, 6.79%, 5/23/12                                                                   17,048,000             19,227,979
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12                                                                             1,150,000              1,153,056
7.25%, 5/15/16                                                                              3,320,000              4,072,319
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
1.875%, 12/31/05                                                                          102,930,000            101,892,671
2.75%, 7/31/06-8/15/07                                                                     53,639,000             52,753,425
3%, 2/15/08                                                                                30,350,000             29,590,066
6.875%, 5/15/06                                                                            55,650,000             57,695,583
7%, 7/15/06                                                                               115,600,000            120,522,132
                                                                                                             ---------------
Total U.S. Government Obligations (Cost $1,281,789,869)                                                        1,264,728,605

----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.2%
----------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 7
(Cost $3,473,498)                                                                           3,440,000              3,468,346
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.3%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.07% in joint repurchase agreement (Principal
Amount/Value $1,365,685,000, with a maturity value of $1,365,789,323) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $28,250,158 on 4/1/05, collateralized by Federal National Mortgage Assn., 5%--6%, 2/1/34--8/1/34, with
a value of $1,394,346,245 (Cost $28,248,000)                                               28,248,000             28,248,000
----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $2,685,307,527)                                                       2,663,559,533


                  20 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                            PRINCIPAL                  VALUE
                                                                                               AMOUNT             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--3.3%
-----------------------------------------------------------------------------------------------------------------------------
BANK FLOATING NOTE--0.5%
World Savings Bank FSB, 3.01%, 6/15/05 8                                              $    10,200,000        $    10,200,000
-----------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.2%
Protective Life Insurance Co., 2.85%, 4/29/05 8                                             4,000,000              4,000,000
-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT--1.9%
Undivided interest of 7.77% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,040,972) with Merrill
Lynch Securities/MLPFS, 2.95%, dated 3/31/05, to be repurchased at $38,838,484 on 4/1/05, collateralized by AA Asset-Backed Securities,
0.0%-7.76%, 6/15/09-1/25/45, with a value of $525,002,014 8                                38,835,302             38,835,302
-----------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.7%
Landesbank Baden-Wuerttemberg, NY, 3.086%, 6/29/05 8                                       14,991,756             14,991,756
                                                                                                             ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $68,027,058)                                                                                                68,027,058

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,753,334,585)                                               131.6%         2,731,586,591
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                           (31.6)          (655,795,230)
                                                                                      ---------------------------------------
NET ASSETS                                                                                      100.0%       $ 2,075,791,361
                                                                                      =======================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $15,228,403, which represents 0.73% of the Fund's net assets. See Note 8 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See Note 1 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $44,618,321 or 2.15% of the Fund's net assets as of March 31, 2005.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $16,582,283. See Note 5 of Notes to Financial Statements.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,468,346 or 0.17% of the Fund's net assets as of March 31, 2005.

8. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2005
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $334,996,312)
cost $2,753,334,585)--see accompanying statement of investments                       $ 2,731,586,591
-----------------------------------------------------------------------------------------------------
Cash                                                                                        1,951,308
------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                          273,584,026
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward commitment                             354,696,570
Interest and principal paydowns                                                            12,859,307
Shares of beneficial interest sold                                                          2,119,893
Other                                                                                         125,765
                                                                                      ----------------
Total assets                                                                            3,376,923,460

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                341,611,084
------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                     129,145
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                        948,852,892
Shares of beneficial interest redeemed                                                      6,469,834
Futures margins                                                                             1,315,188
Distribution and service plan fees                                                          1,270,189
Dividends                                                                                     812,828
Transfer and shareholder servicing agent fees                                                 337,023
Shareholder communications                                                                    228,759
Trustees' compensation                                                                         49,291
Other                                                                                          55,866
                                                                                      ----------------
Total liabilities                                                                       1,301,132,099


------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 2,075,791,361
                                                                                      ================

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                            $       206,623
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              2,137,899,785
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                          11,567,638
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                             (52,893,192)
------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                               (20,989,493)
                                                                                      ----------------
NET ASSETS                                                                            $ 2,075,791,361
                                                                                      ================


                  22 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,139,582,973
and 113,374,168 shares of beneficial interest outstanding)                                                   $   10.05
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)              $   10.41
-----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $405,385,864 and 40,344,462 shares
of beneficial interest outstanding)                                                                          $   10.05
-----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $427,516,564 and 42,618,661 shares
of beneficial interest outstanding)                                                                          $   10.03
-----------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $51,629,263 and 5,141,486 shares
of beneficial interest outstanding)                                                                          $   10.04
-----------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $51,676,697 and 5,144,693 shares of beneficial interest outstanding)                                      $   10.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 33,060,806
--------------------------------------------------------------------------------
Fee income                                                            7,206,790
Portfolio lending fees                                                  237,854
                                                                   -------------
Total investment income                                              40,505,450

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       4,571,121
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,439,562
Class B                                                               2,240,333
Class C                                                               2,273,486
Class N                                                                 123,526
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,143,504
Class B                                                                 522,889
Class C                                                                 362,499
Class N                                                                  84,250
Class Y                                                                   9,601
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  83,539
Class B                                                                  63,693
Class C                                                                  34,009
Class N                                                                   2,917
--------------------------------------------------------------------------------
Custodian fees and expenses                                              48,151
--------------------------------------------------------------------------------
Trustees' compensation                                                   24,579
--------------------------------------------------------------------------------
Accounting service fees                                                   6,000
--------------------------------------------------------------------------------
Other                                                                   107,600
                                                                   -------------
Total expenses                                                       13,141,259
Less reduction to custodian expenses                                    (23,930)
Less waivers and reimbursements of expenses                          (1,999,947)
                                                                   -------------
Net expenses                                                         11,117,382

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                29,388,068


                  24 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                        $ (5,724,762)
Closing of futures contracts                                          4,456,752
Swap contracts                                                           13,622
                                                                   -------------
Net realized loss                                                    (1,254,388)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (25,515,892)
Futures contracts                                                       845,972
Swap contracts                                                         (148,545)
                                                                   -------------
Net change in unrealized depreciation                               (24,818,465)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  3,315,215
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS                  YEAR
                                                                          ENDED                 ENDED
                                                                 MARCH 31, 2005         SEPTEMBER 30,
                                                                    (UNAUDITED)                  2004
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                           $    29,388,068       $    66,822,614
------------------------------------------------------------------------------------------------------
Net realized loss                                                    (1,254,388)          (30,156,913)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                (24,818,465)          (11,166,484)
                                                                --------------------------------------
Net increase in net assets resulting from operations                  3,315,215            25,499,217

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (17,213,783)          (34,769,506)
Class B                                                              (4,893,461)          (11,684,683)
Class C                                                              (4,979,593)          (11,473,120)
Class N                                                                (665,341)           (1,102,337)
Class Y                                                              (1,635,386)           (7,793,465)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             (47,729,975)         (148,840,842)
Class B                                                             (84,803,497)         (219,134,910)
Class C                                                             (51,663,434)         (192,428,031)
Class N                                                               4,767,632             4,502,092
Class Y                                                            (206,486,867)           20,841,663

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total decrease                                                     (411,988,490)         (576,383,922)
------------------------------------------------------------------------------------------------------
Beginning of period                                               2,487,779,851         3,064,163,773
                                                                --------------------------------------
End of period (including accumulated net investment income
of $11,567,638 and $11,567,134, respectively)                   $ 2,075,791,361       $ 2,487,779,851
                                                                ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                  YEAR
                                                   ENDED                                                                 ENDED
                                          MARCH 31, 2005                                                             SEPT. 30,
CLASS A                                      (UNAUDITED)           2004          2003          2002         2001          2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $      10.17     $    10.33    $    10.35    $    10.22    $    9.93     $   10.03
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .15 1          .29           .22           .44          .50           .64
Net realized and unrealized gain (loss)             (.12)          (.17)         (.01)          .13          .37          (.13)
                                            ------------------------------------------------------------------------------------
Total from investment operations                     .03            .12           .21           .57          .87           .51
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.15)          (.28)         (.23)         (.44)        (.58)         (.61)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      10.05     $    10.17    $    10.33    $    10.35    $   10.22     $    9.93
                                            ====================================================================================


--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  0.28%          1.22%         2.01%         5.72%        8.98%         5.33%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  1,139,583     $1,201,379    $1,369,364    $1,355,382    $ 786,012     $ 627,495
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  1,176,116     $1,257,178    $1,476,397    $  968,852    $ 681,977     $ 673,323
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               2.94%          2.77%         2.14%         4.27%         4.96%         6.46%
Total expenses                                      0.88%          0.88%         0.88%         0.88%         0.85%         0.83%
Expenses after payments and waivers and
reduction to custodian expenses                     0.70%          0.79%          N/A 4         N/A 4        N/A 4         N/A 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41% 5          75% 6         82%          161%          97%          121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $6,128,477,972 and $6,435,039,237, respectively.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $9,662,274,960 and $10,097,758,478, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                             YEAR
                                                  ENDED                                                            ENDED
                                         MARCH 31, 2005                                                        SEPT. 30,
CLASS B                                     (UNAUDITED)         2004         2003         2002         2001         2000
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     10.17     $  10.32     $  10.35     $  10.22     $   9.93     $  10.02
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .11 1        .22          .14          .37          .43          .57
Net realized and unrealized gain (loss)            (.12)        (.16)        (.02)         .12          .36         (.12)
                                            ------------------------------------------------------------------------------
Total from investment operations                   (.01)         .06          .12          .49          .79          .45
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.11)        (.21)        (.15)        (.36)        (.50)        (.54)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     10.05     $  10.17     $  10.32     $  10.35     $  10.22     $   9.93
                                            ==============================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                (0.10)%       0.56%        1.14%        4.93%        8.17%        4.64%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   405,386     $495,417     $723,564     $759,144     $425,088     $329,877
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   449,639     $586,747     $800,685     $523,711     $353,905     $360,003
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              2.18%        1.99%        1.39%        3.50%        4.20%        5.70%
Total expenses                                     1.69%        1.66%        1.62%        1.63%        1.60%        1.59%
Expenses after payments and waivers and
reduction to custodian expenses                    1.45%        1.55%         N/A 4        N/A 4        N/A 4        N/A 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              41% 5        75% 6        82%         161%          97%         121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $6,128,477,972 and $6,435,039,237, respectively.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $9,662,274,960 and $10,097,758,478, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                          SIX MONTHS                                                             YEAR
                                               ENDED                                                            ENDED
                                      MARCH 31, 2005                                                        SEPT. 30,
CLASS C                                  (UNAUDITED)         2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $  10.15     $  10.30     $  10.33     $  10.20     $   9.92     $  10.01
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .11 1        .22          .15          .36          .44          .57
Net realized and unrealized gain (loss)         (.12)        (.16)        (.03)         .13          .34         (.12)
                                            ---------------------------------------------------------------------------
Total from investment operations                (.01)         .06          .12          .49          .78          .45
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            (.11)        (.21)        (.15)        (.36)        (.50)        (.54)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  10.03     $  10.15     $  10.30     $  10.33     $  10.20     $   9.92
                                            ===========================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             (0.10)%       0.58%        1.21%        4.95%        8.08%        4.65%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $427,516     $484,575     $685,735     $656,959     $248,537     $168,665
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $456,740     $565,671     $733,037     $407,864     $190,885     $184,442
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                           2.19%        2.03%        1.45%        3.43%        4.21%        5.70%
Total expenses                                  1.60%        1.58%        1.56%        1.62%        1.60%        1.59%
Expenses after payments and waivers and
reduction to custodian expenses                 1.45%        1.52%         N/A 4        N/A 4        N/A 4        N/A 4
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           41% 5        75% 6        82%         161%          97%         121%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $6,128,477,972 and $6,435,039,237, respectively.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $9,662,274,960 and $10,097,758,478, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                YEAR
                                                     ENDED                                               ENDED
                                            MARCH 31, 2005                                           SEPT. 30,
CLASS N                                        (UNAUDITED)         2004         2003         2002       2001 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.16     $  10.32     $  10.35     $  10.21     $  10.06
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .14 2        .25          .19          .37          .32
Net realized and unrealized gain (loss)               (.12)        (.16)        (.03)         .19          .15
                                                  --------------------------------------------------------------
Total from investment operations                       .02          .09          .16          .56          .47
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.14)        (.25)        (.19)        (.42)        (.32)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  10.04     $  10.16     $  10.32     $  10.35     $  10.21
                                                  ==============================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    0.15%        0.91%        1.58%        5.60%        4.74%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 51,629     $ 47,472     $ 43,645     $ 24,101     $  1,922
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 49,738     $ 44,515     $ 35,965     $  8,750     $    597
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 2.68%        2.48%        1.75%        3.62%        5.29%
Total expenses                                        1.28%        1.26%        1.20%        1.11%        0.87%
Expenses after payments and waivers and
reduction to custodian expenses                       0.95%        1.08%         N/A 5        N/A 5        N/A 5
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 41% 6        75% 7        82%         161%          97%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $6,128,477,972 and $6,435,039,237, respectively.

7. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $9,662,274,960 and $10,097,758,478, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                          SIX MONTHS                                                             YEAR
                                               ENDED                                                            ENDED
                                      MARCH 31, 2005                                                        SEPT. 30,
CLASS Y                                  (UNAUDITED)         2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  10.17     $  10.32     $  10.34     $  10.21     $   9.93     $  10.03
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .16 1        .32          .26          .47          .56          .68
Net realized and unrealized gain (loss)         (.13)        (.15)        (.01)         .14          .33         (.13)
                                            ----------------------------------------------------------------------------
Total from investment operations                 .03          .17          .25          .61          .89          .55
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            (.16)        (.32)        (.27)        (.48)        (.61)        (.65)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  10.04     $  10.17     $  10.32     $  10.34     $  10.21     $   9.93
                                            ============================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              0.30%        1.68%        2.41%        6.13%        9.19%        5.71%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 51,677     $258,937     $241,856     $141,508     $ 42,527     $  6,400
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $101,258     $248,689     $201,564     $ 86,883     $ 22,239     $  4,178
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                           3.24%        3.13%        2.53%        4.54%        5.14%        6.78%
Total expenses                                  0.44% 4      0.42% 4      0.44% 4      0.49% 4      0.71% 4      0.51% 4
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           41% 5        75% 6        82%         161%          97%         121%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $6,128,477,972 and $6,435,039,237, respectively.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $9,662,274,960 and $10,097,758,478, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited-Term Government Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current return and safety of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                  32 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $948,852,892 of securities issued on a when-issued basis or forward commitment and sold $354,696,570 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such


                  33 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $52,910,741 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2005, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended September 30, 2004, the Fund did utilize $37,876,495 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2004, the Fund had available for federal income tax purposes post-October losses of $34,822,366 and unused capital loss carryforward as follows:

                    EXPIRING
                    -----------------------------
                    2011             $ 16,833,987

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                  34 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    SIX MONTHS ENDED MARCH 31, 2005           YEAR ENDED SEPTEMBER 30, 2004
                                         SHARES              AMOUNT              SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                 17,900,284     $   181,511,625          40,630,083     $   416,196,670
Dividends and/or
distributions reinvested              1,427,516          14,447,522           2,826,916          28,910,881
Redeemed                            (24,039,910)       (243,689,122)        (57,989,648)       (593,948,393)
                                    -------------------------------------------------------------------------
Net decrease                         (4,712,110)    $   (47,729,975)        (14,532,649)    $  (148,840,842)
                                    =========================================================================


                  35 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                       SIX MONTHS ENDED MARCH 31, 2005        YEAR ENDED SEPTEMBER 30, 2004
                                            SHARES              AMOUNT           SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                     1,980,823    $     20,069,845        7,347,600    $     75,191,905
Dividends and/or
distributions reinvested                   402,235           4,070,757          936,022           9,570,054
Redeemed                               (10,751,365)       (108,944,099)     (29,671,231)       (303,896,869)
                                       ----------------------------------------------------------------------
Net decrease                            (8,368,307)   $    (84,803,497)     (21,387,609)   $   (219,134,910)
                                       ======================================================================

-------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                     3,820,062    $     38,651,637       10,486,684    $    107,208,148
Dividends and/or
distributions reinvested                   386,410           3,902,995          862,892           8,809,433
Redeemed                                (9,314,768)        (94,218,066)     (30,168,509)       (308,445,612)
                                       ----------------------------------------------------------------------
Net decrease                            (5,108,296)   $    (51,663,434)     (18,818,933)   $   (192,428,031)
                                       ======================================================================

-------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                     1,230,983    $     12,458,467        2,509,487    $     25,690,585
Dividends and/or
distributions reinvested                    58,076             587,088           94,971             969,952
Redeemed                                  (818,209)         (8,277,923)      (2,164,858)        (22,158,445)
                                       ----------------------------------------------------------------------
Net increase                               470,850    $      4,767,632          439,600    $      4,502,092
                                       ======================================================================

-------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                     1,623,894    $     16,430,242       10,414,242    $    106,381,723
Dividends and/or
distributions reinvested                    65,912             666,370           14,407             146,759
Redeemed                               (22,015,417)       (223,583,479)      (8,398,917)        (85,686,819)
                                       ----------------------------------------------------------------------
Net increase (decrease)                (20,325,611)      $(206,486,867)       2,029,732    $     20,841,663
                                       ======================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended March 31, 2005, were $466,485,273 and $568,781,995, respectively. There were purchases of $405,559,137 and sales of $584,804,496 of U.S. government and government agency obligations for the six months ended March 31, 2005. In addition, there were purchases of $6,128,477,972 and sales of $6,435,039,237 of To Be Announced (TBA) mortgage-related securities for the six months ended March 31, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.50% of the first $100 million of average annual net assets of the Fund, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million.


                  36 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2005, the Fund paid $2,166,536 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2005 for Class C and Class N shares were $13,434,283 and $1,022,145, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                  37 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                              CLASS A           CLASS B          CLASS C           CLASS N
                            CLASS A        CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                          FRONT-END          DEFERRED          DEFERRED         DEFERRED          DEFERRED
                      SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS              RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                   DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
March 31, 2005           $  327,764          $  7,055        $  504,288        $  39,495         $  19,553

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit the "Total Annual Operating Expenses" for all classes of shares so that "Total Annual Operating Expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.70% for the Class A shares; 1.45% for the Class B and Class C shares, respectively; 0.95% for the Class N shares and 0.45% for the Class Y shares. During the six months ended March 31, 2005, the Manager reimbursed the Fund $1,054,177, $528,883, $336,448 and $78,608 for Class A, Class B, Class C and Class N shares, respectively. The Manager may amend or terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2005, OFS waived $1,831 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract


                  38 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                            UNREALIZED
                                EXPIRATION         NUMBER OF      VALUATION AS OF         APPRECIATION
CONTRACT DESCRIPTION                 DATES         CONTRACTS       MARCH 31, 2005       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    6/21/05               430        $  47,891,250          $  (365,076)
                                                                                           -------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.          6/30/05               590          122,065,469              201,806
U.S. Treasury Nts., 5 yr.          6/21/05             1,125          120,480,469              953,859
U.S. Treasury Nts, 10 yr.          6/21/05             1,967          214,925,484               97,057
                                                                                           -------------
                                                                                             1,252,722
                                                                                           -------------
                                                                                           $   887,646
                                                                                           =============

--------------------------------------------------------------------------------
6. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.


                  39 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. INTEREST RATE SWAP CONTRACTS Continued

As of March 31, 2005, the Fund had entered into the following interest rate swap agreements:

                                          RATE             RATE
                                       PAID BY      RECEIVED BY
                                   THE FUND AT      THE FUND AT
SWAP                    NOTIONAL     MARCH 31,        MARCH 31,         FLOATING   TERMINATION       UNREALIZED
COUNTERPARTY              AMOUNT          2005             2005       RATE INDEX          DATE     DEPRECIATION
---------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,                                                    Three-Month
Inc.                $  1,000,000         2.56%           1.895%           LIBOR        4/2/06         $  15,571

Index abbreviation is as follows:
LIBOR   London-Interbank Offered Rate

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2005, the Fund had entered into the following total return swap agreements:

                                             PAID BY             RECEIVED BY
SWAP                       NOTIONAL      THE FUND AT             THE FUND AT    TERMINATION     UNREALIZED
COUNTERPARTY                 AMOUNT   MARCH 31, 2005          MARCH 31, 2005           DATE   DEPRECIATION
----------------------------------------------------------------------------------------------------------
                                                                    Value of
                                                             total return of
Goldman Sachs                              One-Month         Lehman Brothers
Capital Markets LP      $ 9,500,000        LIBOR BBA              CMBS Index         4/4/05      $ 113,574

Index abbreviations are as follows:
CMBS         Commercial Mortgage Backed Securities Markets
LIBOR BBA    London-Interbank Offered Rate British Bankers Association

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash,


                  40 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $334,996,312. Collateral of $341,611,084 was received for the loans, of which $68,027,058 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
10. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  41 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  42 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Angelo Manioudakis, Benjamin J. Gord, Geoffrey Caan, Charles Moon and Antulio N. Bomfim and the Manager's fixed-income investment team and analysts. Mr. Manioudakis has been a portfolio manager of the Fund since April 2002, a Senior Vice President of the Manager and of HarbourView Asset Management Corporation since April 2002 and a Senior Vice President of OFI Institutional Asset Management, Inc. since June 2002. Mr. Gord and Mr. Moon have been portfolio managers of the Fund and Vice Presidents of the Manager since April 2002. Mr. Caan has been a portfolio manager of the Fund and a Vice President of the Manager since August 2003 and Mr. Bomfim has been a portfolio


                  43 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

manager of the Fund and a Vice President of the Manager since October 2003. Mr. Manioudakis was Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management ("MA&S") from August 1993 through April 2002. Mr. Gord was an Executive Director and a senior fixed income analyst at MA&S from April 1992 through March 2002 and Mr. Moon was an Executive Director and portfolio manager at MA&S from June 1999 through March 2002. Mr. Caan was a Vice President of ABN AMRO N.A., Inc. from June 2002 through August 2003, and a Vice President of Zurich Scudder Investments from January 1999 through June 2002. Mr. Bomfim was a Senior Economist at the Board of Governors of the Federal Reserve System from June 1992 to October 2003. Messrs. Manioudakis, Gord, Caan and Bomfim have each had between 10 and 15 years of experience managing fixed-income investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other U.S. Government fixed-income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-, three-, five- and ten-year performance was better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other U.S. Government fixed-income funds and other funds with comparable asset levels and distribution features. The Manager has voluntarily agreed to limit the "Total Annual Operating Expenses" for each class of shares so that "Total Annual Operating Expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.70% for the Class A shares; 1.45% for the Class B and Class C shares; 0.95% for the Class N shares and 0.45% for the Class Y shares. The Board noted that the Fund's contractual and actual management fees and its actual total expenses are each lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the


                  44 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund has recently experienced no asset growth. Based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by both experienced counsel to the Fund and experienced counsel to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  45 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable.

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so in the coming months. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund


By:      /s/ John V. Murphy
         ----------------------------
         John V. Murphy
         Principal Executive Officer

Date:    May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ----------------------------
         John V. Murphy
         Principal Executive Officer

Date:    May 13, 2005


By:      /s/ Brian W. Wixted
         ----------------------------
         Brian W. Wixted
         Chief Financial Officer

Date:    May 13, 2005